SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.00%	1.40%	1.11%
Expected stock price volatility	46.08%	57.86%	69.56%
Risk-free interest rate	1.47%	1.59%	2.04%
Expected term (years)	5 years 7 months 6 days	6 years 1 month 6 days	6 years 1 month 6 days
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%
Expected stock price volatility		45.00%	40.00%
Risk-free interest rate		4.08%	3.77%
Expected term (years)		5 years 4 months 24 days	5 years 2 months 12 days